Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options [Abstract]
Schedule of Options Issued and Outstanding	Options issued and outstanding as of December 31, 2022, and their activities during the year then ended are as follows:
	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	1,825,184	$2.70		$-
Granted	761,920	3.00
Forfeited	-	-
Outstanding as of December 31, 2022	2,587,104	2.79	8.74	$-
Exercisable as of December 31, 2022	2,587,104	2.79	8.74	$-
Vested and expected to vest	2,587,104	$2.79	8.74	$-
Options issued and outstanding as of December 31, 2022, and their activities during the year then ended are as follows:
			Weighted-
		Weighted-	Average
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Underlying Shares	Price Per Share	Remaining in Years	Intrinsic Value
Outstanding as of January 1, 2022	1,825,184	$2.70
Granted	761,920	3.00
Forfeited	-	-
Outstanding as of December 31, 2022	2,587,104	2.79	8.74	$-
Exercisable as of December 31, 2022	2,587,104	2.79	8.74	$-
Vested and expected to vest	2,587,104	$2.79	8.74	$-

Schedule of Fair Value of Stock Options Granted	The fair value of stock options granted for the year ended December 31, 2022 was calculated using the Black-Scholes option-pricing model applying the following assumptions:
Year ended
December 31, 2022
Risk free interest rate	2.79%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	83.86%
The fair value of stock options granted for the years ended December 31, 2022 and 2021 was calculated using the Black-Scholes option-pricing model applying the following assumptions:
	Year ended December 31
	2022	2021

Risk free interest rate	2.79%	1.13%
Expected term (in years)	5.00	5.00
Dividend yield	0%	0%
Expected volatility	83.86%	108.51%